Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts And Notes Receivable Net [Abstract]
Accounts receivable	$ 12,786	$ 15,931
Less: Provision for doubtful accounts	(1,495)	(1,495)	$ (1,495)	$ 0
Accounts receivable, net	$ 11,291	$ 14,436